SEGMENT INFORMATION - Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,297,078	$ 814,139	$ 659,325
Non-current other than deferred tax assets	971,050	678,761
North America
Disclosure of geographical areas [line items]
Revenue	830,904	574,150	496,353
United States of America
Disclosure of geographical areas [line items]
Revenue	803,934	558,528	483,228
Non-current other than deferred tax assets	66,701	68,767
Canada
Disclosure of geographical areas [line items]
Revenue	26,970	15,622	13,125
Europe
Disclosure of geographical areas [line items]
Revenue	151,302	61,780	46,784
Spain
Disclosure of geographical areas [line items]
Revenue	94,459	32,977	26,134
Non-current other than deferred tax assets	540,237	396,970
United Kingdom
Disclosure of geographical areas [line items]
Revenue	27,156	17,100	15,672
Non-current other than deferred tax assets	52,185	293
Belgium
Disclosure of geographical areas [line items]
Revenue	8,705	2,924	0
Switzerland
Disclosure of geographical areas [line items]
Revenue	5,710	1,785	0
France
Disclosure of geographical areas [line items]
Revenue	2,600	1,224	267
Luxembourg
Disclosure of geographical areas [line items]
Revenue	4,777	1,292	937
Non-current other than deferred tax assets	4,226	4,226
Germany
Disclosure of geographical areas [line items]
Revenue	1,424	939	437
Netherlands
Disclosure of geographical areas [line items]
Revenue	3,604	1,461	2,723
Others
Disclosure of geographical areas [line items]
Revenue	2,867	2,078	614
Asia
Disclosure of geographical areas [line items]
Revenue	20,915	8,349	4,653
India
Disclosure of geographical areas [line items]
Revenue	10,442	2,670	2,157
Non-current other than deferred tax assets	21,521	11,350
Indonesia
Disclosure of geographical areas [line items]
Revenue	0	0	1,157
Japan
Disclosure of geographical areas [line items]
Revenue	8,514	5,338	1,062
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	401	248	277
Others
Disclosure of geographical areas [line items]
Revenue	1,558	93	0
Latin America and others
Disclosure of geographical areas [line items]
Revenue	293,957	169,860	111,535
Argentina
Disclosure of geographical areas [line items]
Revenue	87,756	53,667	32,295
Non-current other than deferred tax assets	165,163	104,929
Colombia
Disclosure of geographical areas [line items]
Revenue	14,357	13,302	14,355
Non-current other than deferred tax assets	50,785	43,237
Chile
Disclosure of geographical areas [line items]
Revenue	86,809	50,707	29,547
Non-current other than deferred tax assets	6,660	4,877
Mexico
Disclosure of geographical areas [line items]
Revenue	53,455	25,928	20,623
Non-current other than deferred tax assets	30,445	20,761
Perú
Disclosure of geographical areas [line items]
Revenue	15,695	11,648	6,251
Non-current other than deferred tax assets	6,883	3,986
Brazil
Disclosure of geographical areas [line items]
Revenue	20,821	11,976	7,964
Non-current other than deferred tax assets	3,783	2,702
Panama
Disclosure of geographical areas [line items]
Revenue	744	737	128
Uruguay
Disclosure of geographical areas [line items]
Revenue	755	144	17
Non-current other than deferred tax assets	15,546	12,971
Dominican Republic
Disclosure of geographical areas [line items]
Revenue	3,788	869	126
Australia
Disclosure of geographical areas [line items]
Revenue	5,223	287	0
Paraguay
Disclosure of geographical areas [line items]
Revenue	2,823	231	8
Others
Disclosure of geographical areas [line items]
Revenue	$ 1,731	$ 364	$ 221